Infrastructure Capital Small Cap Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 103.5%		Shares	Value
Aerospace & Defense - 8.0%
Huntington Ingalls Industries, Inc.		1,850	$822,362
StandardAero, Inc. (a)(b)		23,618	727,434
			1,549,796

Banks - 14.4%
Bank of NT Butterfield & Son Ltd. (b)(c)		14,914	756,886
East West Bancorp, Inc. (b)(d)		7,085	775,453
Popular, Inc. (b)		3,726	504,351
Preferred Bank/Los Angeles CA (b)		5,513	483,600
Western Alliance Bancorp (b)(d)		3,349	268,992
			2,789,282

Beverages - 3.3%
Celsius Holdings, Inc. (a)(b)		12,039	645,411

Biotechnology - 3.0%
Halozyme Therapeutics, Inc. (a)(b)(d)		8,434	586,416

Capital Markets - 7.7%
Houlihan Lokey, Inc. (b)		1,810	296,424
Lazard, Inc. (b)(d)		7,391	373,984
StoneX Group, Inc. (a)(b)		6,436	820,590
			1,490,998

Chemicals - 3.4%
AdvanSix, Inc. (b)		14,748	262,957
Avient Corp. (b)		9,568	392,958
			655,915

Communications Equipment - 2.8%
Viavi Solutions, Inc. (a)		18,355	545,327

Consumer Staples Distribution & Retail - 3.0%
Casey's General Stores, Inc. (b)		833	571,097

Diversified REITs - 4.8%
Global Net Lease, Inc. (b)		99,167	934,153

Electric Utilities - 3.0%
Otter Tail Corp. (b)		6,794	578,169

Electrical Equipment - 2.6%
Generac Holdings, Inc. (a)		425	95,782
nVent Electric PLC		47	5,563
Regal Rexnord Corp. (d)		1,840	406,603
			507,948

Financial Services - 2.3%
Western Union Co. (b)		46,387	446,707

Hotel & Resort REITs - 4.7%
Braemar Hotels & Resorts, Inc. (b)		224,658	653,755
Park Hotels & Resorts, Inc. (b)		23,107	261,340
			915,095

Hotels, Restaurants & Leisure - 6.2%
DraftKings, Inc. - Class A (a)(b)(d)		16,493	393,193
Genius Sports Ltd. (a)		26,000	161,460
Wynn Resorts Ltd. (b)		6,039	653,360
			1,208,013
Household Durables - 6.5%
KB Home (d)		10,130	$644,065
Toll Brothers, Inc. (d)		3,916	615,752
			1,259,817

Insurance - 0.5%
Brighthouse Financial, Inc. (a)		1,529	91,710

IT Services - 4.0%
GoDaddy, Inc. - Class A (a)		3,851	335,653
Okta, Inc. (a)(b)(d)		5,948	431,230
			766,883

Machinery - 0.9%
SPX Technologies, Inc. (a)		801	181,779

Media - 3.3%
New York Times Co. - Class A (b)(d)		8,082	644,863

Metals & Mining - 1.2%
Equinox Gold Corp. (a)(b)(d)		12,802	240,166

Mortgage REITs - 3.9%
AGNC Investment Corp. (b)		42,072	471,627
Rithm Capital Corp. (b)		27,723	278,616
			750,243

Multi-Utilities - 3.1%
Northwestern Energy Group, Inc. (b)		8,650	605,154

Office REITs - 2.1%
Kilroy Realty Corp. (b)(c)		13,312	396,964

Oil, Gas & Consumable Fuels - 3.2%
Chord Energy Corp. (b)		5,465	592,242
Kinetik Holdings, Inc.		424	19,288
			611,530

Semiconductors & Semiconductor Equipment - 2.0%
MKS, Inc.		1,550	378,913

Software - 1.0%
JFrog Ltd. (a)		4,962	199,224

Textiles, Apparel & Luxury Goods - 1.5%
Kontoor Brands, Inc.		4,514	294,358

Trading Companies & Distributors - 1.1%
Herc Holdings, Inc. (b)(d)		1,522	212,760
TOTAL COMMON STOCKS (Cost $18,685,061)			20,058,691

PREFERRED STOCKS - 5.2%		Shares	Value
Insurance - 2.0%
Brighthouse Financial, Inc.		–	$–
Series B, 6.75%, Perpetual Maturity (b)		12,919	220,527
Series C, 5.38%, Perpetual Maturity		11,163	153,268
			373,795

Mortgage REITs - 3.2%
AGNC Investment Corp., Series D, 8.27% (3 mo. Term SOFR + 4.59%), Perpetual Maturity (b)(c)		10,963	273,417
Chimera Investment Corp., Series B, 9.74% (3 mo. Term SOFR + 6.05%), Perpetual Maturity (b)		10,375	245,265
TPG Mortgage Investment Trust, Inc., Series B, 8.00%, Perpetual Maturity		4,573	105,454
			624,136
TOTAL PREFERRED STOCKS (Cost $1,011,914)			997,931

CONVERTIBLE PREFERRED STOCKS - 5.0%		Shares	Value
Capital Markets - 2.2%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028 (b)		10,552	$418,809

Financial Services - 1.9%
Apollo Global Management, Inc., 6.75%, 07/31/2026 (b)		6,632	371,790

Household Durables - 0.9%
Whirlpool Corp., Series A, 8.50%, 02/15/2029 (a)		3,500	174,475
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,160,020)			965,074

BABY BONDS(e) - 0.2%		Shares	Value
Mortgage REITs - 0.2%
Redwood Trust, Inc., 9.13%, 03/01/2030		1,885	46,446
TOTAL BABY BONDS (Cost $46,778)			46,446

EXCHANGE TRADED FUNDS - 0.2%		Shares	Value
iShares Russell 2000 ETF (d)		122	31,892
TOTAL EXCHANGE TRADED FUNDS (Cost $29,449)			31,892

PURCHASED OPTIONS(a) - 0.0% (f)	Notional Amount	Contracts(g)	Value
Call Options - 0.0% (f)
iShares Russell 2000 ETF
Expiration: 03/20/2026; Exercise Price: $300.00	5,228,200	200	400
Expiration: 04/17/2026; Exercise Price: $300.00	2,614,100	100	1,800
Expiration: 04/17/2026; Exercise Price: $310.00	5,228,200	200	1,600
Expiration: 04/17/2026; Exercise Price: $315.00	5,228,200	200	1,000
Expiration: 05/15/2026; Exercise Price: $330.00	7,842,300	300	2,550
TOTAL PURCHASED OPTIONS (Cost $59,305)			7,350

SHORT-TERM INVESTMENTS - 0.0% (f)		Shares	Value
Money Market Funds – 0.0% (f)
First American Government Obligations Fund - Class X, 3.60% (h)		247	247
First American Treasury Obligations Fund - Class X, 3.60% (h)		248	248
TOTAL SHORT-TERM INVESTMENTS (Cost $495)			495

TOTAL INVESTMENTS - 114.1% (Cost $20,993,022)			22,107,879
Liabilities in Excess of Other Assets - (14.1)%			(2,732,704)
TOTAL NET ASSETS - 100.0%			$19,375,175

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

ETF – Exchange Traded Fund PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	All or a portion of this security has been committed as collateral for a borrowing facility. The total value of assets committed as collateral as of February 28, 2026 was $11,421,354.
(c)	All or a portion of this security has been committed as collateral for open written options. The total value of assets committed as collateral as of February 28, 2026 was $134,328.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Baby bonds are preferred stocks which have been deemed to be fixed income securities based upon certain intrinsic characteristics.
(f)	Represents less than 0.05% of net assets.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Infrastructure Capital Small Cap Income ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS(b) - (0.1)%	Notional Amount	Contracts(a)	Value
Written Call Options - (0.1)%
DraftKings, Inc.
Expiration: 03/20/2026; Exercise Price: $27.50	$(119,200)	(50)	$(1,500)
East West Bancorp, Inc.
Expiration: 03/20/2026; Exercise Price: $130.00	(273,625)	(25)	(3,188)
Equinox Gold Corp.
Expiration: 03/20/2026; Exercise Price: $20.00	(93,800)	(50)	(3,250)
Expiration: 03/20/2026; Exercise Price: $22.50	(93,800)	(50)	(1,100)
Halozyme Therapeutics, Inc.
Expiration: 03/20/2026; Exercise Price: $80.00	(173,825)	(25)	(400)
Expiration: 03/20/2026; Exercise Price: $90.00	(173,825)	(25)	(125)
Herc Holdings, Inc.
Expiration: 03/20/2026; Exercise Price: $175.00	(139,790)	(10)	(1,375)
iShares Russell 2000 ETF
Expiration: 03/06/2026; Exercise Price: $271.00	(653,525)	(25)	(800)
Expiration: 03/06/2026; Exercise Price: $276.00	(653,525)	(25)	(125)
Expiration: 03/13/2026; Exercise Price: $275.00	(653,525)	(25)	(1,075)
Expiration: 03/13/2026; Exercise Price: $278.00	(653,525)	(25)	(500)
Expiration: 03/20/2026; Exercise Price: $281.00	(653,525)	(25)	(675)
Expiration: 03/27/2026; Exercise Price: $285.00	(653,525)	(25)	(700)
KB Home
Expiration: 03/20/2026; Exercise Price: $75.00	(158,950)	(25)	(500)
Lazard, Inc.
Expiration: 03/20/2026; Exercise Price: $60.00	(253,000)	(50)	(500)
Expiration: 04/17/2026; Exercise Price: $60.00	(101,200)	(20)	(800)
New York Times Co.
Expiration: 03/20/2026; Exercise Price: $80.00	(159,580)	(20)	(4,080)
Expiration: 03/20/2026; Exercise Price: $85.00	(319,160)	(40)	(1,400)
Okta, Inc.
Expiration: 03/06/2026; Exercise Price: $100.00	(72,500)	(10)	(175)
Regal Rexnord Corp.
Expiration: 03/20/2026; Exercise Price: $250.00	(220,980)	(10)	(1,625)
Toll Brothers, Inc.
Expiration: 03/20/2026; Exercise Price: $180.00	(157,240)	(10)	(525)
Western Alliance Bancorp
Expiration: 03/20/2026; Exercise Price: $105.00	(200,800)	(25)	(375)
Total Written Call Options			(24,793)
TOTAL WRITTEN OPTIONS (Premiums received $26,093)			$(24,793)
ETF – Exchange Traded Fund

(a)	100 shares per contract.
(b)	Non-income producing security.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Infrastructure Capital Small Cap Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$20,058,691	$–	$–	$20,058,691
Preferred Stocks	997,931	–	–	997,931
Convertible Preferred Stocks	965,074	–	–	965,074
Baby Bonds	46,446	–	–	46,446
Exchange Traded Funds	31,892	–	–	31,892
Purchased Options	4,800	2,550	–	7,350
Money Market Funds	495	–	–	495
Total Investments	$22,105,329	$2,550	$–	$22,107,879

Liabilities:
Investments:
Written Options	$(14,730)	$(10,063)	$–	$(24,793)
Total Investments	$(14,730)	$(10,063)	$–	$(24,793)

As of the period ended February 28, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.